Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	usaa_SupplementTextBlock

USAA TARGET RETIREMENT FUNDS
USAA Target Retirement Income Fund, USAA Target Retirement 2020 Fund,
USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund
USAA Target Retirement 2050 Fund, and USAA Target Retirement 2060 Fund
SUPPLEMENT DATED JUNE 7, 2018
TO THE FUNDS' PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
EACH DATED MAY 1, 2018

This Supplement updates certain information contained in the above-dated prospectus for the USAA Target Retirement Funds (the Funds).

Effective June 1, 2018, Brian Herscovici is no longer a portfolio manager of the Funds; therefore, all references to Mr. Herscovici in the Funds' prospectus and statement of additional information are hereby deleted. In addition, the Funds' prospectus is amended as follows:

With respect to the Target Retirement Income Fund:

The Annual Fund Operating Expenses table found on page 1 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.59%
Total Annual Operating Expenses	0.66% (a)

(a) The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

The Expense Example table found on page 1 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$67	$211	$368	$822

The following disclosure is hereby added to the Portfolio Managers section found on page 7:

Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.

With respect to the Target Retirement 2020 Fund:

The Annual Fund Operating Expenses table found on page 9 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.67%
Total Annual Operating Expenses	0.71% (a)

(a) The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

The Expense Example table found on page 9 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$73	$227	$395	$883

The following disclosure is hereby added to the Portfolio Managers section found on page 15:

Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.

With respect to the Target Retirement 2030 Fund:

The Annual Fund Operating Expenses table found on page 17 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.73%
Total Annual Operating Expenses	0.76% (a)

(a) The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

The Expense Example table found on page 17 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$78	$243	$422	$942

The following disclosure is hereby added to the Portfolio Managers section found on page 23:

Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.

With respect to the Target Retirement 2040 Fund:

The Annual Fund Operating Expenses table found on page 25 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.77%
Total Annual Operating Expenses	0.80% (a)

(a) The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

The Expense Example table found on page 25 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$82	$255	$444	$990

The following disclosure is hereby added to the Portfolio Managers section found on page 31:

Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.

With respect to the Target Retirement 2050 Fund:

The Annual Fund Operating Expenses table found on page 33 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.79%
Total Annual Operating Expenses	0.83% (a)

(a) The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

The Expense Example table found on page 33 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

The following disclosure is hereby added to the Portfolio Managers section found on page 39:

Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.

With respect to the Target Retirement 2060 Fund:

The Annual Fund Operating Expenses table found on page 41 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.79%
Total Annual Operating Expenses	1.08% (a)
Reimbursement from Adviser	(0.19%)%(b)
Total Annual Operating Expenses	0.89%

(a) The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b) The Investment Adviser has agreed, through April 30, 2019, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the Total Annual Fund Operating Expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.10% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by Investment Adviser at any time after April 30, 2019.

The Expense Example table found on page 42 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$91	$325	$577	$1,300

The following disclosure is hereby added to the Portfolio Managers section found on page 47:

Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.

The following disclosure is hereby added to the Portfolio Managers section on page 67:

Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018. Mr. Humphrey has 12 years of investment management experience and has worked for us for 11 years. Education: B.A., finance, Texas State University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of San Antonio.

98967-0618

Target Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	usaa_SupplementTextBlock

USAA TARGET RETIREMENT FUNDS
USAA Target Retirement Income Fund, USAA Target Retirement 2020 Fund,
USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund
USAA Target Retirement 2050 Fund, and USAA Target Retirement 2060 Fund
SUPPLEMENT DATED JUNE 7, 2018
TO THE FUNDS' PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
EACH DATED MAY 1, 2018

This Supplement updates certain information contained in the above-dated prospectus for the USAA Target Retirement Funds (the Funds).

Effective June 1, 2018, Brian Herscovici is no longer a portfolio manager of the Funds; therefore, all references to Mr. Herscovici in the Funds' prospectus and statement of additional information are hereby deleted. In addition, the Funds' prospectus is amended as follows:

With respect to the Target Retirement Income Fund:

The Annual Fund Operating Expenses table found on page 1 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.59%
Total Annual Operating Expenses	0.66% (a)

(a) The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

The Expense Example table found on page 1 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$67	$211	$368	$822

The following disclosure is hereby added to the Portfolio Managers section found on page 7:

Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target Retirement Income Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.66%	[1]
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	$ 822
Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	usaa_SupplementTextBlock

With respect to the Target Retirement 2020 Fund:

The Annual Fund Operating Expenses table found on page 9 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.67%
Total Annual Operating Expenses	0.71% (a)

(a) The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

The Expense Example table found on page 9 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$73	$227	$395	$883

The following disclosure is hereby added to the Portfolio Managers section found on page 15:

Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target Retirement 2020 Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.71%	[1]
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	$ 883
Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	usaa_SupplementTextBlock

With respect to the Target Retirement 2030 Fund:

The Annual Fund Operating Expenses table found on page 17 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.73%
Total Annual Operating Expenses	0.76% (a)

(a) The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

The Expense Example table found on page 17 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$78	$243	$422	$942

The following disclosure is hereby added to the Portfolio Managers section found on page 23:

Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target Retirement 2030 Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.76%	[1]
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	$ 942
Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	usaa_SupplementTextBlock

With respect to the Target Retirement 2040 Fund:

The Annual Fund Operating Expenses table found on page 25 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.77%
Total Annual Operating Expenses	0.80% (a)

(a) The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

The Expense Example table found on page 25 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$82	$255	$444	$990

The following disclosure is hereby added to the Portfolio Managers section found on page 31:

Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target Retirement 2040 Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.80%	[1]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	$ 990
Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	usaa_SupplementTextBlock

With respect to the Target Retirement 2050 Fund:

The Annual Fund Operating Expenses table found on page 33 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.79%
Total Annual Operating Expenses	0.83% (a)

(a) The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

The Expense Example table found on page 33 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

The following disclosure is hereby added to the Portfolio Managers section found on page 39:

Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target Retirement 2050 Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.83%	[1]
1 Year	rr_ExpenseExampleYear01	$ 85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	$ 1,025
Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	usaa_SupplementTextBlock

With respect to the Target Retirement 2060 Fund:

The Annual Fund Operating Expenses table found on page 41 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.79%
Total Annual Operating Expenses	1.08% (a)
Reimbursement from Adviser	(0.19%)%(b)
Total Annual Operating Expenses	0.89%

(a) The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b) The Investment Adviser has agreed, through April 30, 2019, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the Total Annual Fund Operating Expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.10% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by Investment Adviser at any time after April 30, 2019.

The Expense Example table found on page 42 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$91	$325	$577	$1,300

The following disclosure is hereby added to the Portfolio Managers section found on page 47:

Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.

The following disclosure is hereby added to the Portfolio Managers section on page 67:

Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018. Mr. Humphrey has 12 years of investment management experience and has worked for us for 11 years. Education: B.A., finance, Texas State University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of San Antonio.

98967-0618

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target Retirement 2060 Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.08%	[1]
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	577
10 Years	rr_ExpenseExampleYear10	$ 1,300

[1]	The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.